Note 10 - Capital Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of capital risk management [text block]
	December 31, 2017	December 31, 2016
Equity	$220,239	$175,918
Cash, cash equivalents and term deposits	(160,395)	(138,347)
	$59,844	$37,571